Cover	Mar. 11, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36404
Entity Registrant Name	XTI AEROSPACE, INC.
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8123 InterPort Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	503-5660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XTIA
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2479 E. Bayshore Road
Entity Address, Address Line Two	Suite 195
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	INPIXON